Note 13 - Total Voyage Revenues - Schedule of Voyage Revenues (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage Revenue	$ 0	$ 597,223	$ 0
Nonrelated Party [Member]
Voyage Revenue		437,457	0	$ 0
Nonrelated Party [Member] | Time Charters [Member]
Voyage Revenue		173,433
Nonrelated Party [Member] | Voyage Charters and Contracts of Affreightment [Member]
Voyage Revenue		264,024
Related Party [Member]
Voyage Revenue		159,766	$ 0	$ 0
Related Party [Member] | Time Charters [Member]
Voyage Revenue		5,118
Related Party [Member] | Voyage Charters and Contracts of Affreightment [Member]
Voyage Revenue		$ 154,648